Cover	Sep. 19, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2024
Entity File Number	001-40514
Entity Registrant Name	Coliseum Acquisition Corp.
Entity Central Index Key	0001847440
Entity Tax Identification Number	98-1583230
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1180 North Town Center Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89144
City Area Code	702
Local Phone Number	781-4313
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Unitseachconsistingofoneclass Aordinaryshareandonethirdofwarrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.001 per share, and one-third of one redeemable warrant
Trading Symbol	MITAU
Security Exchange Name	NASDAQ
Class Aordinaryshares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.001 per share
Trading Symbol	MITA
Security Exchange Name	NASDAQ
Redeemablewarrantseachwholewarrantexercisableforone Class Aordinaryshare [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	MITAW
Security Exchange Name	NASDAQ